Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2024
Financial instruments and risk management
Carrying amounts of financial assets and financial liabilities

The following table shows the carrying amounts of financial assets and financial liabilities:

	As of
	December 31,
In CHF thousands	2024	2023
Financial assets
Right-of-use assets	5,437	3,508
Long-term financial assets	415	361
Other current receivables	1,104	622
Accounts receivable	—	14,800
Short-term financial assets	129,214	24,554
Cash and cash equivalents	36,275	78,494
Total financial assets	172,445	122,339

	As of
	December 31,
In CHF thousands	2024	2023
Financial liabilities
Long-term lease liabilities	4,401	2,825
Trade and other payables	2,658	1,679
Accrued expenses	12,098	11,087
Short-term lease liabilities	1,026	672
Total financial liabilities	20,183	16,263